Investment in Joint Ventures and Associates - Most Significant Investment in Joint Ventures and Associates (Details) - Rombo Cia Financiera SA - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Most Significant Investment in Joint Ventures and Associates
Total Assets	$ 14,085,807	$ 14,119,790
Total Liabilities	12,145,233	11,262,657
Losses	916,558	521,615
Equity	$ 1,940,574	$ 2,857,133
Ownership interest	40.00%	40.00%